Pension and Other Post-Retirement Plans - Change in Level 3 Plan Assets (Details) - U.K. Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of the pension assets valued using significant unobservable inputs (Level 3)
Fair value of plan assets at beginning of year	$ 63.7
Fair value of assets at end of year	64.7	$ 63.7
Level 3
Change in fair value of the pension assets valued using significant unobservable inputs (Level 3)
Fair value of plan assets at beginning of year	12.5	11.8
Purchases	0.0	0.1
Unrealized gain on asset still held, at end of year	0.4	0.6
Fair value of assets at end of year	$ 12.9	$ 12.5